Cash generated from operating activities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Cash generated from operating activities
Profit/(loss) for the year	$ (263)	€ (226)	$ (263)	€ 31	$ 41	[1],[2]	€ (155)	$ (172)	[1],[2]
Income tax charge/(credit)			44		(40)	[1]		66	[1]
Net finance expense			654		671			681
Depreciation and amortization			714		687			561
Exceptional operating items (Note 4)			329		149			145
Movement in working capital			24		99			131
Transaction related, IPO, start up and other exceptional costs paid			(94)		(74)			(176)
Exceptional restructuring paid			(32)		(10)			(11)
Cash generated from operations			$ 1,376		$ 1,523	[3]		$ 1,225	[3]

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[3]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements